Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
Composition:

	Goodwill	Concessions licenses	Customer relationships	Software	Others	Total
	$ thousands
Cost
Balance as at January 1, 2017	117,550	189,351	41,074	1,771	83,897	433,643
Acquisitions as part of business combinations	296	-	-	195	-	491
Acquisitions – self development	-	-	-	179	10,280	10,459
Disposals	-	-	-	-	(82)	(82)
Sale of subsidiaries	(97,167)	(189,351)	(41,074)	(1,066)	(93,842)	(422,500)
Translation differences	1,235	-	-	74	256	1,565
Balance as at December 31, 2017	21,914	-	-	1,153	509	23,576

Amortization and impairment
Balance as at January 1, 2017	21,455	5,434	20,942	1,015	8,019	56,865
Amortization for the year	-	5,759	3,970	209	2,984	12,922
Disposals	-	-	-	25	-	25
Sale of subsidiaries*	-	(11,193)	(24,912)	(804)	(11,021)	(47,930)

Translation differences	-	-	-	-	53	53
Balance as at December 31, 2017	21,455	-	-	445	35	21,935

Carrying value
As at January 1, 2017	96,095	183,917	20,132	756	75,878	376,778
As at December 31, 2017	459	-	-	708	474	1,641
	Goodwill	Concessions licenses	Customer relationships	Software	Others	Total
	$ thousands
Cost
Balance as at January 1, 2016	79,581	—	41,074	1,776	68,806	191,237
Acquisitions as part of business combinations	37,102	189,351	—	—	5,796	232,249
Acquisitions – self development	—	—	—	138	9,331	9,469
Disposals	—	—	—	(153)	—	(153)
Reclassification	—	—	—	—	(161)	(161)
Translation differences	867	—	—	10	125	1,002
Balance as at December 31, 2016	117,550	189,351	41,074	1,771	83,897	433,643

Amortization and impairment
Balance as at January 1, 2016	21,455	—	16,888	937	4,713	43,993
Amortization for the year	—	5,434	4,054	227	3,287	13,002
Disposals	—	—	—	(153)	—	(153)
Translation differences	—	—	—	4	19	23
Balance as at December 31, 2016	21,455	5,434	20,942	1,015	8,019	56,865

Carrying value
As at January 1, 2016	58,126	—	24,186	839	64,093	147,244
As at December 31, 2016	96,095	183,917	20,132	756	75,878	376,778

*	This amount includes impairment as a result of the sale of Colombian assets. The Company recorded the impairment in cost of sales of $ 10 million ($3 million in Others and $7 million in Goodwill).

Schedule of Carrying Amounts of Intangible Assets
The total carrying amounts of intangible assets with a finite useful life and with an indefinite useful life or not yet available for use

	As at December 31
	2017	2016
	$ thousands
Intangible assets with a finite useful life	1,182	280,683
Intangible assets with an indefinite useful life or not yet available for use	459	96,095
	1,641	376,778

Schedule of Goodwill from Cash Generating Units
Goodwill arises from the following Group entities in I.C. Power (cash generating unit):

	As at December 31
	2017	2016
	$ thousands

Nejapa*	-	40,693
Kallpa*	-	10,934
Energuate*	-	37,651
Surpetroil*	-	6,699
OPC Rotem (former AIE)	459	118
	459	96,095

*	Discontinued operations

Schedule of Key Assumptions Used for Estimating Recoverable Amounts of Cash Generating Units
The key assumptions used in the estimation of the recoverable amount are shown below. The values assigned to key assumptions represent management of the Group´s assessment of future trends in the power sector and have been based on historic data from external and internal sources.

	2017	2016
Discount rate	In percent
Peru*	-	6.7
Energuate*	-	8.9
El Salvador*	-	9.8
Colombia*	-	8.2
Terminal value growth rate	-	2

*          Discontinued operations